Note 16 - Stock-based Compensation - Nonvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unvested, number of shares (in shares)	5,167,479
Unvested, weighted average grant date fair value (in dollars per share)	$ 9.64
Granted, number of shares (in shares)	5,749,764		0
Granted, weighted average grant date fair value (in dollars per share)	$ 5.55	$ 9.64
Vested, number of shares (in shares)	(1,784,993)		0
Vested, weighted average grant date fair value (in dollars per share)	$ 9.42
Forfeited, number of shares (in shares)	(739,707)
Forfeited, weighted average grant date fair value (in dollars per share)	$ 7.17
Unvested, number of shares (in shares)	8,392,543	5,167,479
Unvested, weighted average grant date fair value (in dollars per share)	$ 7.10	$ 9.64